Commitments and Contingencies (Q3) (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2021 USD ($) $ / shares	Sep. 30, 2023 USD ($) Demand shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Demand shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Demand $ / shares shares	Apr. 25, 2023 USD ($) shares	Dec. 31, 2021 shares
Underwriting Agreement [Abstract]
Deferred underwriting fee per unit (in dollars per share) | $ / shares						$ 0.376
Deferred underwriting fees	$ 8,650,000	$ 0		$ 0		$ 8,650,000
Recovery of offering costs allocated to warrants		309,534	$ 0	309,534	$ 0
Waiver of deferred underwriter fee		8,340,466
Marketing Fee Agreement [Abstract]
Advisory fee				150,000		150,000
Excise Tax [Abstract]
Excise tax		$ 1,798,606		1,798,606		0
Minimum [Member]
Marketing Fee Agreement [Abstract]
Payment to advisors upon close				$ 2,000,000		$ 2,000,000
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Demand		3		3		3
Marketing Fee Agreement [Abstract]
Payment to advisors upon close				$ 6,000,000		$ 6,000,000
IPO [Member]
Underwriting Agreement [Abstract]
Deferred underwriting fee per unit (in dollars per share) | $ / shares	$ 0.376
Deferred underwriting fees	$ 8,650,000
Class A Common Stock [Member]
Excise Tax [Abstract]
Common stock subject to possible redemption (in shares) | shares		5,702,791		5,702,791		23,000,000	17,297,209	23,000,000
Aggregate redemption amount		$ 179,860,588		$ 179,860,588			$ 179,860,588
Excise tax liability				1.00%
Excise tax		$ 1,798,606		$ 1,798,606
Class B Common Stock [Member]
Underwriting Agreement [Abstract]
Increase in income available to common stock				$ 8,650,000